Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements
Supplemental Cash Flow Information

(Millions)	2013	2012	2011
Cash income tax payments, net of refunds	$1,803	$1,717	$1,542
Cash interest payments	169	166	219
Capitalized interest	21	23	19